Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Assets Measured Fair Value on Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2019 and December 31, 2018, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
June 30, 2019
Cash equivalents	$136,479	$—	$—	$136,479
Investments
Money market fund	36,323	—	—	36,323
Investment in equity securities under available-for-sale method	3,669	—	—	3,669
Investment in debt securities under available-for-sale method	—	1,130	—	1,130

Total investments	39,992	1,130	—	41,122

Contingent consideration	—	—	(49,581)	(49,581)

Total	$176,471	$1,130	$(49,581)	$128,020

December 31, 2018
Cash equivalents	$203,761	$—	$—	$203,761
Investments
Treasury bills	30,335	—	—	30,335
Investment in equity securities under available-for-sale method	1,163	682	—	1,845

Total investments	31,498	682	—	32,180

Total	$235,259	$682	$—	$235,941

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2018 and 2017, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
December 31, 2018
Cash equivalents:
Money market fund	$33,111	$—	—	$33,111
Corporate bonds	7,796	—	—	7,796
Commercial paper	9,975	—	—	9,975
Treasury bills	152,879	—	—	152,879

Total cash equivalents	203,761	—	—	203,761

Investments:
Treasury bills	30,335	—	—	30,335
Investment in equities	1,163	682	—	1,845
Total investments	31,498	682	—	32,180

Total	$235,259	$682	$—	$235,941